Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

9. Property, plant and equipment

	Right of use assets	Office and computer equipment	Fixtures and fittings	Total
	(in thousands)
	£	£	£	£
Cost:
At December 31, 2020	1,087	326	709	2,122
Additions	—	59	6	65
Re-measurement	4	—	—	4
Disposals	—	(6)	—	(6)
Effect of foreign currency exchange differences	2	—	—	2
At December 31, 2021	1,093	379	715	2,187
Depreciation:
At December 31, 2020	453	221	259	933
Charge for the year	266	34	107	407
Disposals	—	(6)	—	(6)
Effect of foreign currency exchange differences	2	—	—	2
At December 31, 2021	721	249	366	1,336
Cost:
At December 31, 2021	1,093	379	715	2,187
Additions	—	10	—	10
Re-measurement	483	—	—	483
Disposals	(237)	(34)	(130)	(401)
Effect of foreign currency exchange differences	17	1	—	18
At December 31, 2022	1,356	356	585	2,297
Depreciation:
At December 31, 2021	721	249	366	1,336
Charge for the year	251	56	166	473
Disposals	(237)	(34)	(130)	(401)
Effect of foreign currency exchange differences	22	1	—	23
At December 31, 2022	757	272	402	1,431
Net book value:
At December 31, 2022	599	84	183	866
At December 31, 2021	372	130	349	851